Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash and Cash Equivalents

All figures in £ millions	2020	2019
Cash at bank and in hand	599	401
Short-term bank deposits	498	36

	1,097	437

Summary of Cash and Cash Equivalents for Purpose of CashFlow Statement	Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2020	2019
Cash and cash equivalents	1,116	437
Bank overdrafts	(3)	(3)

	1,113	434